CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Equity attributable to equity holders of IAMGOLD Corporation	Common shares	Contributed surplus	Retained earnings (deficit)	Accumulated other comprehensive loss	Marketable securities fair value reserve	Cash flow hedge fair value reserve	Currency translation adjustment	Non-controlling interests
Equity at Dec. 31, 2015			$ 2,366.2	$ 38.2	$ (461.2)		$ (32.5)	$ (11.1)	$ (3.8)	$ 42.1
Issuance of common shares			220.1
Issuance of flow-through common shares			38.9
Issuance of common shares for share-based compensation			3.0	(3.2)
Share-based compensation				5.1
Other				0.0	(1.1)					(0.4)
Net earnings attributable to equity holders of IAMGOLD Corporation	$ 61.8				52.6					9.2
Net change in fair value of marketable securities and cash flow hedges recognized in other comprehensive income net of income taxes	10.4						3.5	7.2	(0.3)
Net change in fair value of cash flow hedges recognized in property, plant and equipment								0.1
Dividends to non-controlling interests										(1.5)
Equity at Dec. 31, 2016	2,271.1	$ 2,221.7	2,628.2	40.1	(409.7)	$ (36.9)	(29.0)	(3.8)	(4.1)	49.4
Issuance of common shares			33.3
Issuance of flow-through common shares			13.4
Issuance of common shares for share-based compensation			2.9	(2.9)
Share-based compensation				5.9
Other				(0.1)	(0.6)					0.0
Net earnings attributable to equity holders of IAMGOLD Corporation	510.5				501.6					8.9
Net change in fair value of marketable securities and cash flow hedges recognized in other comprehensive income net of income taxes	17.5						6.4	10.3	0.8
Net change in fair value of cash flow hedges recognized in property, plant and equipment								(1.1)
Dividends to non-controlling interests										(3.1)
Equity at Dec. 31, 2017	$ 2,846.8	$ 2,791.6	$ 2,677.8	$ 43.0	$ 91.3	$ (20.5)	$ (22.6)	$ 5.4	$ (3.3)	$ 55.2